UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

               Maxim U.S. Government Mortgage Securities Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim U.S. Government Mortgage Securities Portfolio

The Maxim Government Mortgage Securities Portfolio (MGMSP) was positioned early in 2004 for a modest economic recovery, rising interest rates and solid performance from the MBS sector. The Portfolio characteristics lent themselves exceptionally well to a bearish outlook and we maintained this profile throughout 2004. As a result of the bearish positioning of the Portfolio, second and fourth quarter performance was not particularly strong relative to the Morningstar benchmark as the pace of the economic expansion slowed and interest rates declined. First and third quarter performance, however, was strong and offset the lag from the second and fourth quarters, as interest rates moved in our favor. Based on our view that the economic expansion will continue, albeit at a slower rate of growth, and that the business side of the equation is contributing more to growth, we have continued to manage the duration of the Portfolio closely to the duration of the competitive Morningstar benchmark and to maximize the MBS sector allocation within the policy dictated diversification constraints. Maxim U.S. Government Mortgage Securities Portfolio performance was favorable relative to the Morningstar Intermediate Government Fund competitive benchmark in 2004. The Portfolio generated excess returns of + .42% (42 basis points) versus its competitive benchmark, ranking in the 66th percentile on a risk/return basis and maintaining its 4 star Morningstar rating as a result. Portfolio performance was solid versus a peer group of funds, despite being more bearishly positioned via shorter overall Portfolio duration and a Treasury / Agency underweight relative to the Morningstar Benchmark.



                     Maxim U.S. Government Mortgage       Lehman Aggregate Bond
                          Securities Portfolio                    Index

   12/01/1992                  10,000.00                        10,000.00
   12/31/1995                  11,555.00                        11,847.40
   12/31/1996                  12,050.71                        12,277.58
   12/31/1997                  13,091.89                        13,462.86
   12/31/1998                  14,024.03                        14,632.24
   12/31/1999                  14,095.56                        14,512.26
   12/31/2000                  15,605.19                        16,200.03
   12/31/2001                  16,717.84                        17,567.31
   12/31/2002                  18,361.20                        19,369.72
   12/31/2003                  18,823.91                        20,163.88
   12/31/2004                  19,471.45                        21,038.79


Maxim U.S. Government Mortgage Securities Portfolio
Total Return -

One Year:                  3.44%
Five Year:                 6.68%

Ten Year:                  6.89%



Portfolio Inception:       12/1/92

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim U.S. Government Mortgage Securities Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Government Mortgage Securities Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Mortgage Securities Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

Maxim U.S. Government Mortgage Securities Portfolio

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                              $          262,250,282
      Cash                                                                                                   1,994,602
      Interest receivable                                                                                    1,408,113
      Subscriptions receivable                                                                                 481,673
      Receivable for investments sold                                                                       10,195,393
                                                                                                  ---------------------
                                                                                                  ---------------------

      Total assets                                                                                         276,330,063
                                                                                                  ---------------------
                                                                                                  ---------------------

LIABILITIES:
      Due to investment adviser                                                                                134,767
      Redemptions payable                                                                                    1,706,010
      Payable for investments purchased                                                                     10,070,312
                                                                                                  ---------------------
                                                                                                  ---------------------

      Total liabilities                                                                                     11,911,089
                                                                                                  ---------------------
                                                                                                  ---------------------

NET ASSETS                                                                                      $          264,418,974
                                                                                                  =====================
                                                                                                  =====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                             $            2,225,956
      Additional paid-in capital                                                                           261,358,294
      Net unrealized appreciation on investments                                                             1,549,131
      Undistributed net investment income                                                                          597
      Accumulated net realized loss on investments                                                            (715,004)
                                                                                                  ---------------------
                                                                                                  ---------------------

NET ASSETS                                                                                      $          264,418,974
                                                                                                  =====================
                                                                                                  =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                           $                11.88
                                                                                                  =====================
                                                                                                  =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                           250,000,000
      Outstanding                                                                                           22,259,559

(1)  Cost of investments in securities:                                                         $          260,701,151

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                         $          12,723,925
                                                                                                        --------------------
                                                                                                        --------------------

EXPENSES:
     Management fees                                                                                              1,658,559
                                                                                                        --------------------
                                                                                                        --------------------

NET INVESTMENT INCOME                                                                                            11,065,366
                                                                                                        --------------------
                                                                                                        --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                                              (885,931)
     Change in net unrealized appreciation on investments                                                        (1,881,424)
                                                                                                        --------------------
                                                                                                        --------------------

     Net realized and unrealized loss on investments                                                             (2,767,355)
                                                                                                        --------------------
                                                                                                        --------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $           8,298,011
                                                                                                        ====================
                                                                                                        ====================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                        2004                  2003
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                      $       11,065,366     $      13,234,796
     Net realized gain (loss) on investments                                              (885,931)            4,255,058
     Change in net unrealized appreciation on investments                               (1,881,424)           (9,351,203)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net increase in net assets resulting from operations                                8,298,011             8,138,651
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                        (10,964,503)          (13,068,462)
     From net realized gains                                                                                  (5,060,766)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Total distributions                                                               (10,964,503)          (18,129,228)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                 136,855,321           197,343,196
     Reinvestment of distributions                                                      10,964,503            18,129,228
     Redemptions of shares                                                            (187,022,423)         (246,320,763)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net decrease in net assets resulting from share transactions                      (39,202,599)          (30,848,339)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Total decrease in net assets                                                      (41,869,091)          (40,838,916)

NET ASSETS:
     Beginning of period                                                               306,288,065           347,126,981
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     End of period  (1)                                                         $      264,418,974     $     306,288,065
                                                                                  =================      ================
                                                                                  =================      ================

OTHER INFORMATION:

SHARES:
     Sold                                                                               11,453,655            16,061,215
     Issued in reinvestment of distributions                                               923,558             1,493,707
     Redeemed                                                                          (15,719,879)          (20,038,150)
                                                                                  -----------------      ----------------
                                                                                  -----------------      ----------------

     Net decrease                                                                       (3,342,666)           (2,483,228)
                                                                                  =================      ================
                                                                                  =================      ================

(1) Including undistributed net investment income                               $              597     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         11.96  $       12.36  $       11.85  $        11.69  $       11.25

Income from Investment Operations

Net investment income                                    0.48           0.49           0.20            0.63           0.74
Net realized and unrealized gain (loss)                 (0.08)         (0.19)          0.54            0.18           0.43
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income From Investment Operations                  0.40           0.30           0.74            0.81           1.17
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.48)         (0.50)         (0.19)          (0.65)         (0.73)
From net realized gains                                                (0.20)         (0.04)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Distributions                                     (0.48)         (0.70)         (0.23)          (0.65)         (0.73)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         11.88  $       11.96  $       12.36  $        11.85  $       11.69
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                            3.44%          2.52%          9.83%           7.13%         10.71%

Net Assets, End of Period ($000)              $       264,419  $     306,288  $     347,127  $      219,596  $     182,403

Ratio of Expenses to Average Net Assets                 0.60%          0.60%          0.60%           0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                 4.00%          4.10%          4.98%           5.66%          6.39%

Portfolio Turnover Rate                                79.23%        105.93%         82.56%          49.85%         26.97%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $3,998,452 and $162,162 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $213,576,480 and $255,495,391 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $260,582,603. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,892,237 and gross depreciation of securities in which there was an excess of tax cost over value of $1,224,558 resulting in net appreciation of $1,667,679.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                          10,964,503         13,576,082
          Long-term capital gain                                                            0          4,553,146
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   10,964,503         18,129,228
                                                                              ================    ===============


       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                          597
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                               597
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                       1,667,679
      Capital loss carryforwards (expiring in 2012)                                                    (769,316)
      Post-October losses                                                                               (64,236)
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                              834,724
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. For the year ended December 31, 2004 the Portfolio reclassified $100,266 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio had current year deferred post-October capital losses of $64,236.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.


Maxim Series Fund, Inc.

Maxim U.S. Government Mortgage Securities Portfolio
Schedule of Investments
December 31, 2004

BONDS

Par Value ($)                                                           Value($)
--------------------------------------------------------------------------------

AGENCY --- 80.46%
     32,940 Fannie Mae                                                    35,717
            8.000% June 1, 2030
    148,774 Fannie Mae                                                   164,442
            8.500% August 1, 2021
     93,976 Fannie Mae                                                   103,411
            8.500% August 1, 2024
    800,602 Fannie Mae                                                   840,716
            6.000% May 1, 2013
  1,290,341 Fannie Mae                                                 1,309,293
            5.500% December 1, 2033
  2,267,782 Fannie Mae                                                 2,355,659
            6.000% May 1, 2033
    392,472 Fannie Mae                                                   414,625
            6.500% February 1, 2019
  1,905,161 Fannie Mae                                                 1,937,310
            5.000% May 1, 2018
  4,320,108 Fannie Mae                                                 4,559,064
            6.500% January 1, 2032
    291,864 Fannie Mae                                                   321,764
            8.500% November 1, 2026
  1,679,561 Fannie Mae                                                 1,707,904
            5.000% August 1, 2018
  1,576,430 Fannie Mae                                                 1,603,032
            5.000% May 1, 2018
    653,135 Fannie Mae                                                   677,682
            6.000% February 1, 2029
  5,102,114 Fannie Mae                                                 5,072,184
            5.000% August 1, 2033
    503,152 Fannie Mae                                                   535,699
            7.000% April 1, 2017
  3,952,141 Fannie Mae                                                 4,088,613
            5.500% April 1, 2018
  2,042,310 Fannie Mae                                                 2,145,702
            6.000% March 1, 2017
  1,347,361 Fannie Mae                                                 1,437,887
            7.000% December 1, 2031
  1,566,791 Fannie Mae                                                 1,653,455
            6.500% February 1, 2032
  2,801,918 Fannie Mae                                                 2,794,759
            4.500% May 1, 2019
    428,125 Fannie Mae                                                   454,336
            6.500% July 1, 2014
  5,961,575 Fannie Mae                                                 6,057,445
            5.500% July 1, 2033
  2,536,584 Fannie Mae                                                 2,630,120
            6.000% May 1, 2033
  2,510,002 Fannie Mae                                                 2,648,837
            6.500% December 1, 2031
     20,084 Fannie Mae                                                    22,636
            9.500% March 1, 2020
  3,000,000 Fannie Mae                                                 2,978,906
            5.000% December 1, 2034
  3,224,462 Fannie Mae                                                 3,276,316
            5.500% July 1, 2033
  1,888,394 Fannie Mae                                                 1,879,016
            5.000% May 1, 2033
    849,347 Fannie Mae                                                   896,326
            6.500% April 1, 2032
  1,912,281 Fannie Mae                                                 1,978,461
            6.000% February 1, 2032
  2,000,000 Fannie Mae                                                 2,031,613
            5.500% December 1, 2034
  1,021,149 Fannie Mae                                                 1,089,757
            7.000% January 1, 2032
    214,954 Fannie Mae                                                   231,292
            7.500% September 1, 2031
  1,722,261 Fannie Mae                                                 1,788,999
            6.000% September 1, 2032
  1,943,571 Fannie Mae                                                 2,010,601
            6.000% April 1, 2033
  2,265,608 Fannie Mae                                                 2,302,070
            5.500% June 1, 2034
    844,114 Fannie Mae                                                   900,828
            7.000% February 1, 2031
    141,398 Fannie Mae                                                   160,326
            9.500% September 1, 2020
    873,709 Fannie Mae                                                   903,842
            6.000% January 1, 2033
  1,381,535 Fannie Mae                                                 1,403,337
            5.500% February 1, 2034
    745,979 Fannie Mae                                                   774,886
            6.000% June 1, 2033
  6,839,246 Fannie Mae                                                 6,954,658
            5.000% August 1, 2018
     51,360 Fannie Mae                                                    55,904
            8.000% September 1, 2026
     81,395 Fannie Mae                                                    89,321
            8.000% April 1, 2021
    135,288 Fannie Mae                                                   149,513
            8.500% April 1, 2025
  2,835,059 Fannie Mae                                                 2,815,125
            5.000% May 1, 2034
    510,366 Fannie Mae                                                   535,939
            6.000% June 1, 2013
     20,416 Fannie Mae                                                    22,207
            7.500% November 1, 2024
    148,516 Fannie Mae                                                   158,495
            7.000% April 1, 2032
    907,584 Fannie Mae                                                   905,266
            4.500% March 1, 2019

  2,302,178 Fannie Mae                                                 2,383,473
            5.500% April 1, 2018
  4,497,054 Fannie Mae                                                 4,568,023
            5.500% November 1, 2033
    879,163 Fannie Mae                                                   935,210
            6.500% February 1, 2017
  2,135,457 Fannie Mae                                                 2,209,106
            6.000% August 1, 2033
  1,994,865 Fannie Mae                                                 2,063,800
            6.000% September 1, 2034
    571,855 Fannie Mae                                                   610,277
            7.000% September 1, 2031
  3,982,176 Fannie Mae                                                 4,046,213
            5.500% September 1, 2033
  6,643,273 Fannie Mae                                                 6,900,700
            6.000% May 1, 2033
  2,142,569 Fannie Mae                                                 2,279,157
            6.500% February 1, 2017
  1,803,771 Fannie Mae                                                 1,831,391
            5.500% April 1, 2033
  1,398,610 Fannie Mae                                                 1,475,970
            6.500% February 1, 2032
  3,216,852 Fannie Mae                                                 3,271,136
            5.000% May 1, 2018
  1,665,754 Fannie Mae                                                 1,730,302
            6.000% September 1, 2033
  1,000,000 Federal Home Loan Bank **                                  1,011,437
            4.500% November 15, 2012
  3,000,000 Federal Home Loan Bank **                                  2,931,747
            2.750% March 14, 2008
  2,000,000 Federal Home Loan Bank **                                  2,108,856
            5.250% June 18, 2014
  5,000,000 Federal Home Loan Bank **                                  4,989,420
            3.750% August 18, 2009
  1,763,818 Freddie Mac                                                1,824,666
            5.500% April 1, 2016
  2,252,546 Freddie Mac                                                2,289,854
            5.500% September 1, 2033
  3,596,821 Freddie Mac                                                3,657,305
            5.500% August 1, 2033
  1,746,579 Freddie Mac                                                1,775,950
            5.500% January 1, 2034
    556,359 Freddie Mac                                                  575,484
            5.500% March 1, 2017
  2,813,449 Freddie Mac                                                2,805,795
            4.500% April 1, 2019
    709,650 Freddie Mac                                                  766,201
            7.500% March 1, 2032
  3,912,882 Freddie Mac                                                3,978,681
            5.500% August 1, 2033
  5,526,728 Freddie Mac                                                5,511,690
            4.500% March 1, 2019
     19,446 Freddie Mac                                                   19,569
            10.500% October 1, 2005
    115,806 Freddie Mac                                                  126,194
            8.000% November 1, 2023

    164,977 Freddie Mac                                                  185,606
            9.500% April 1, 2025
     25,315 Freddie Mac                                                   25,898
            10.000% January 1, 2006
    259,567 Freddie Mac                                                  268,661
            6.000% February 1, 2009
    135,671 Freddie Mac                                                  140,713
            6.500% December 1, 2007
    138,912 Freddie Mac                                                  154,719
            9.000% December 1, 2014
  1,786,101 Freddie Mac                                                1,816,520
            5.500% November 1, 2033
     96,259 Freddie Mac                                                  108,443
            9.500% June 1, 2020
    650,871 Freddie Mac                                                  674,670
            6.000% August 1, 2029
  1,330,898 Freddie Mac                                                1,324,434
            5.000% August 1, 2033
  1,928,873 Freddie Mac                                                1,916,760
            5.000% June 1, 2034
  1,810,729 Freddie Mac                                                1,841,178
            5.500% December 1, 2033
  1,038,153 Freddie Mac                                                1,104,984
            7.000% September 1, 2032
  3,100,410 Freddie Mac                                                3,152,546
            5.500% August 1, 2033
  1,575,381 Freddie Mac                                                1,598,519
            5.000% April 1, 2023
  2,719,804 Freddie Mac                                                2,815,847
            6.000% December 1, 2032
  1,358,514 Freddie Mac                                                1,388,470
            5.000% July 1, 2009
     24,175 Freddie Mac                                                   26,914
            9.500% September 1, 2020
  2,278,479 Freddie Mac                                                2,357,158
            5.500% April 1, 2019
  1,908,088 Freddie Mac                                                1,906,258
            4.500% April 1, 2018
    137,645 Freddie Mac                                                  155,017
            11.000% June 1, 2020
  1,592,585 Freddie Mac                                                1,591,058
            4.500% May 1, 2018
    127,805 Freddie Mac                                                  144,069
            11.000% August 1, 2020
  2,452,631 Freddie Mac                                                2,430,787
            5.000% July 1, 2034
    995,338 Freddie Mac                                                  992,630
            4.500% November 1, 2019
  2,962,168 Freddie Mac                                                3,011,980
            5.500% May 1, 2033
  1,012,721 Freddie Mac                                                1,062,724
            6.000% April 1, 2017
  1,359,983 Freddie Mac                                                1,436,057
            6.500% January 1, 2032
  1,556,220 Freddie Mac                                                1,612,632
            6.000% August 1, 2033

    986,784 Freddie Mac                                                  979,845
            5.000% July 1, 2034
  1,986,238 Freddie Mac                                                2,020,066
            5.500% November 1, 2033
  1,926,459 Freddie Mac                                                1,912,914
            5.000% June 1, 2034
  1,959,847 Freddie Mac                                                1,946,067
            5.000% June 1, 2034
     47,620 Ginnie Mae                                                    51,492
            7.500% February 15, 2023
  1,995,851 Ginnie Mae                                                 2,037,594
            5.500% November 20, 2034
    118,552 Ginnie Mae                                                   129,793
            8.000% May 15, 2017
    296,983 Ginnie Mae                                                   321,188
            7.500% December 15, 2024
    313,637 Ginnie Mae                                                   334,500
            7.500% October 15, 2013
      6,320 Ginnie Mae                                                     6,834
            7.500% July 15, 2023
     51,239 Ginnie Mae                                                    55,277
            7.500% January 15, 2024
    185,862 Ginnie Mae                                                   202,529
            8.000% June 15, 2025
    408,564 Ginnie Mae                                                   436,244
            7.000% January 15, 2024
      9,908 Ginnie Mae                                                    10,688
            7.500% January 15, 2024
     13,876 Ginnie Mae                                                    14,970
            7.500% January 15, 2024
     31,386 Ginnie Mae                                                    33,858
            7.500% May 15, 2024
      5,737 Ginnie Mae                                                     6,189
            7.500% January 15, 2024
     36,497 Ginnie Mae                                                    39,372
            7.500% June 15, 2024
    100,211 Ginnie Mae                                                   109,878
            8.500% July 15, 2024
     14,028 Ginnie Mae                                                    15,133
            7.500% June 15, 2024
     58,617 Ginnie Mae                                                    63,175
            7.500% March 15, 2025
 10,057,914 Ginnie Mae                                                10,079,623
            5.000% June 15, 2033
      7,181 Ginnie Mae                                                     7,764
            7.500% August 15, 2023
      2,656 Ginnie Mae                                                     2,865
            7.500% February 15, 2024
      5,180 Ginnie Mae                                                     5,598
            7.500% October 15, 2021
     26,769 Ginnie Mae                                                    28,945
            7.500% May 15, 2023
     30,727 Ginnie Mae                                                    33,225
            7.500% August 15, 2023
    425,133 Ginnie Mae                                                   464,980
            8.000% March 15, 2025

    359,522 Ginnie Mae                                                   383,519
            7.000% November 15, 2026
      4,582 Ginnie Mae                                                     4,955
            7.500% August 15, 2023
      1,736 Ginnie Mae                                                     1,877
            7.500% June 15, 2023
      8,773 Ginnie Mae                                                     9,487
            7.500% May 15, 2023
     25,385 Ginnie Mae                                                    27,449
            7.500% May 15, 2023
    241,179 Ginnie Mae                                                   250,853
            6.000% May 15, 2028
    226,953 Ginnie Mae                                                   236,055
            6.000% May 15, 2028
  2,782,161 Ginnie Mae II                                              2,781,242
            5.000% February 20, 2034
     47,401 Ginnie Mae II                                                 51,696
            8.500% December 20, 2026
     13,263 Ginnie Mae II                                                 14,465
            8.500% July 20, 2026
     12,508 Ginnie Mae II                                                 13,642
            8.500% January 20, 2026
      7,386 Ginnie Mae II                                                  8,055
            8.500% May 20, 2026
      4,022 Ginnie Mae II                                                  4,390
            8.500% December 20, 2025
     10,210 Ginnie Mae II                                                 11,081
            8.000% August 20, 2025
     33,400 Ginnie Mae II                                                 36,376
            8.000% November 20, 2023
     10,968 Ginnie Mae II                                                 11,962
            8.500% June 20, 2026
                                                                    $210,985,865
AGENCY MORTGAGE BACKED --- 9.23%
    223,865 Fannie Mae                                                   226,245
            Series 1993-15 Class H
            7.000% December 25, 2007
  2,000,000 Freddie Mac                                                2,020,317
            Series 2843 Class VB
            5.500% August 15, 2023
  1,465,813 Freddie Mac                                                1,475,095
            Series 2102 Class VB
            6.000% August 15, 2013
  2,960,461 US Department of Veterans Affairs                          3,076,991
            Series 1993-3 Class 1
            5.845% September 15, 2023
    678,663 US Department of Veterans Affairs                            702,681
            Series 2002-1 Class 1A
            6.000% October 15, 2031
  1,474,608 US Department of Veterans Affairs                          1,484,458
            Series 2003-2 Class B
            5.000% February 15, 2019
  9,000,000 US Department of Veterans Affairs                          9,109,688
            Series 2003-2 Class D
            5.000% November 15, 2023

    687,375 US Department of Veterans Affairs                            693,121
            Series 2001-1 Class 2E
            7.000% January 15, 2028
  2,500,000 US Department of Veterans Affairs                          2,577,148
            Series 2003-1 Class E
            5.750% April 15, 2027
    529,131 US Department of Veterans Affairs                            533,244
            Series 1998-1 Class 2D
            7.000% July 15, 2025
  1,000,000 US Department of Veterans Affairs                          1,016,797
            Series 1993-3 Class 2K
            6.250% November 15, 2012
  1,273,495 US Department of Veterans Affairs                          1,271,655
            Series 1997-2 Class K
            7.500% February 15, 2010
     10,127 US Department of Veterans Affairs                             10,229
            Series 1997-3 Class 2D
            7.500% January 15, 2025
                                                                     $24,197,669
FOREIGN GOVERNMENTS --- 1.83%
  5,000,000 Government of Italy                                        4,810,125
            Senior Notes
            2.500% July 15, 2008
                                                                      $4,810,125
U.S. GOVERNMENTS --- 6.64%
  5,000,000 United States of America                                   4,954,295
            3.375% September 15, 2009
  1,000,000 United States of America                                   1,002,227
            4.250% August 15, 2014
  1,500,000 United States of America                                   1,511,837
            4.250% August 15, 2013
  2,000,000 United States of America                                   2,084,218
            4.750% May 15, 2014
  2,200,000 United States of America                                   2,307,765
            5.250% February 15, 2029
  2,500,000 United States of America                                   2,506,543
            4.250% November 15, 2014
  2,000,000 United States of America                                   2,005,782
            3.625% July 15, 2009
  1,000,000 United States of America                                   1,048,125
            5.250% November 15, 2028
                                                                     $17,420,792
WHOLE LOAN --- 1.84%
  4,758,955 ABN AMRO Mortgage Corp                                     4,835,831
            Series 2003-13 Class A2
            5.500% February 25, 2018
                                                                      $4,835,831

TOTAL BONDS --- 100.00%                                             $262,250,282
(Cost $260,701,151)

TOTAL MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100% $262,250,282 (Cost $260,701,151)

Legend
** Security is an agency note with maturity date and interest rate indicated. See Notes to Financial Statements.

Summary of Investments by Maturity Date

Maxim U.S. Government Mortgage Securities Portfolio
December 31, 2004

                                                                  % of Portfolio
         Maturity                      Value ($)                 Investments
---------------------------    -------------------------    -----------------------
---------------------------    -------------------------    -----------------------
1 - 3 Years                                   6,636,729                      2.53%
3 - 5 Years                                  23,572,960                      8.99%
5 - 10 Years                                 58,008,187                     22.12%
10 - 20 Years                               101,632,225                     38.75%
20 - 30 Years                                72,400,181                     27.61%
                               -------------------------    -----------------------
                               -------------------------    -----------------------
                                          $ 262,250,282                    100.00%
                               =========================    =======================
                               =========================    =======================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim U.S. Government Mortgage Securities Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)         (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,032.28              $ 3.07

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,022.12              $ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005